Taxation (Details) - Schedule of Current and Deferred Portion of Income Tax Expense - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Current and Deferred Portion of Income Tax Expense [Abstract]
Current income tax expense	$ 1,601,933	$ 970,755	$ 152,917
Deferred income tax
Income tax expense	$ 1,601,933	$ 970,755	$ 152,917